Convertible notes (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Convertible Notes Abstract
Schedule of convertible notes issued and outstanding

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Current
Original amount	₩	29,035,913	-
Discount on Notes		(401,893)	-
Convertible Notes (Current)		28,634,020	-

Schedule of changes in convertible notes

		December 31, 2025	December 31, 2024	December 31, 2023
		(In thousands of Korean won)
Balance at 1 January	₩	-	-	-
Changes in scope of consolidation		3,920,244	-	-
Issuance		37,710,824	-	-
Exercised		(8,045,803)	-	-
Amortization		259,508	-	-
Valuation		(5,559,062)	-	-
Foreign exchange differences		348,309	-	-
Balance at 31 December	₩	28,634,020	-	-

Schedule of convertible notes issued

Series	1st	2nd(*)	3rd(*)
Type	Convertible Notes	Convertible Notes	Convertible Notes
Issuance amount ($)	2,250,000	1,500,000	1,000,000
Coupon rate (%)	3%	3%	3%
Issuance date	2024-06-04/2024-10-03/2024-10-18	2024-06-05/2024-12-30/2025-05-13	2025-05-14
Maturity date	3 years from issue date	3 years from issue date	2028-05-13
Principal redemption	1. Redemption at maturity: Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed	1. Redemption at maturity: Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed	1. Redemption at maturity: Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed

Series	1st	2nd(*)	3rd(*)
Conversion price

●

Conversion before the business combination:

Before the consummation of the Business Combination, the holders shall be entitled to convert the Pre-PIPE Notes into ordinary shares in the Company at the conversion price of $1,200 per share (the Pre-Merger Conversion Price).

Upon the consummation of the Business Combination, 1 ordinary share of the Company shall be converted into 300 ordinary shares (1 share is worth $10.00) of a combined entity (the Combined Entity).

●

Conversion after the business combination

Upon the consummation of the Business Combination, the Pre-PIPE Notes shall be a part of the Combined Entity and the Investor shall be entitled to convert the Pre- PIPE Notes into ordinary shares in the Combined Entity at the conversion price of $10 per share (the Post-Merger Conversion Price).

The Post-Merger Conversion Prices shall be adjusted downwardly to the greater of the following:

●

60% discount to the 5-day average of the volume-weighted average prices of ordinary shares over 5 consecutive trading days following the conversion notice date; and

●

Floor price of $4 per share.

●

Conversion before the business combination:

Before the consummation of the Business Combination, the Investor shall be entitled to convert the Pre-PIPE Notes into ordinary shares in the Company at the conversion price of $1,200 per share (the Pre-Merger Conversion Price).

Upon the consummation of the Business Combination, 1 ordinary share of the Company shall be converted into 300 ordinary shares (1 share is worth $10.00) of a combined entity (the Combined Entity).

●

Conversion after the business combination

Upon the consummation of the Business Combination, the Pre-PIPE Notes shall be a part of the Combined Entity and the Investor shall be entitled to convert the Pre- PIPE Notes into ordinary shares in the Combined Entity at the conversion price of $10 per share (the Post-Merger Conversion Price).

The Post-Merger Conversion Prices shall be adjusted downwardly to the greater of the following:

●

60% discount to the 5-day average of the volume-weighted average prices of ordinary shares over 5 consecutive trading days following the conversion notice date; and

●

Floor price of $4 per share.

●

Conversion after the business combination:

Upon the consummation of the Business Combination, the PIPE Notes shall be a part of the Combined Entity and the Investor shall be entitled to convert the PIPE Notes into ordinary shares in the Combined Entity at the conversion price of $10 per share (the Post-Merger Conversion Price).

The Post-Merger Conversion Prices shall be adjusted downwardly to the greater of the following:

●

50% discount to the 5-day average of the volume-weighted average prices of ordinary shares over 5 consecutive trading days following the conversion notice date; and

●

Floor price of $5 per share.

(*)	In 2025, the entire principal amount of the convertible notes was fully converted into common stock; however, the related common shares had not been issued as of December 31, 2025, as related registration statements were not effective.

Details of the convertible notes issued by the Company and outstanding as of December 31, 2025 are as follows: (Continued)

Series	4th(*)	5th(*)	6th
Type	Convertible Notes	Convertible Notes	Convertible Notes
Issuance amount ($)	1,000,000	1,400,000	1,000,000
Coupon rate (%)	3%	3%	3%
Issuance date	2025-05-14	2025-05-14	2025-05-14
Maturity date	2028-05-13	2028-05-13	2028-05-13
Principal redemption	1. Redemption at maturity: Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed	1. Redemption at maturity: Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed	1. Redemption at maturity: Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed
Conversion price

●

Conversion before the business combination:

Before the consummation of the Business Combination, the holders shall be entitled to convert the PIPE Notes into ordinary shares in the Company at the conversion price of $10 per share (the Post-Merger Conversion Price).

●

Conversion after the business combination:

●

Conversion before the business combination:

Before the consummation of the Business Combination, the holders shall be entitled to convert the PIPE Notes into ordinary shares in the Company at the conversion price of $10 per share (the Post-Merger Conversion Price).

●

Conversion after the business combination:

●

Conversion before the business combination:

Before the consummation of the Business Combination, the holders shall be entitled to convert the PIPE Notes into ordinary shares in the Company at the conversion price of $10 per share (the Post-Merger Conversion Price).

●

Conversion after the business combination:

Upon the consummation of the Business Combination, the PIPE Notes shall be a part of the Combined Entity and the Investor shall be entitled to convert the PIPE Notes into ordinary shares in the Combined Entity at the conversion price of $10 per share (the Post-Merger Conversion Price).

The Post-Merger Conversion Prices shall be adjusted downwardly to the greater of the following:

●

50% discount to the 5-day average of the volume-weighted average prices of ordinary shares over 5 consecutive trading days following the conversion notice date; and

●

Floor price of $5 per share.

Upon the consummation of the Business Combination, the PIPE Notes shall be a part of the Combined Entity and the Investor shall be entitled to convert the PIPE Notes into ordinary shares in the Combined Entity at the conversion price of $10 per share (the Post-Merger Conversion Price).

The Post-Merger Conversion Prices shall be adjusted downwardly to the greater of the following:

●

50% discount to the 5-day average of the volume-weighted average prices of ordinary shares over 5 consecutive trading days following the conversion notice date; and

●

Floor price of $5 per share.

Upon the consummation of the Business Combination, the PIPE Notes shall be a part of the Combined Entity and the Investor shall be entitled to convert the PIPE Notes into ordinary shares in the Combined Entity at the conversion price of $10 per share (the Post- Merger Conversion Price).

The Post-Merger Conversion Prices shall be adjusted downwardly to the greater of the following:

●

50% discount to the 5-day average of the volume-weighted average prices of ordinary shares over 5 consecutive trading days following the conversion notice date; and

●

Floor price of $5 per share.

(*)	In 2025, the entire principal amount of the convertible notes was fully converted into common stock; however, the related common shares had not been issued as of December 31, 2025.

Series	7th	8th
Type	Convertible Notes	Convertible Notes
Issuance amount ($)	15,789,474	1,040,480
Coupon rate (%)	0%	18%
Issuance date	2025-07-11	2025-11-13
Maturity date	2027-07-12	2026-02-13
Principal redemption	1. Redemption at maturity: Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed	1. Redemption at maturity: Redeemed on the maturity date at their outstanding principal amount together with accrued interest at 18% per annum, provided that no early redemption has occurred.
Conversion price

●

The conversion price in effect on any Conversion Date shall be equal to $4.40, subject to adjustment as provided herein (the “Conversion Price”).

●

General. Subject to Sections 4(d) and 5(i), at any time after the Original Issue Date, the Holder may, at the Holder’s option, convert (each, an “Alternate Conversion”, and the date of such Alternate Conversion, each, an “Alternate Conversion Date”) all, or any part of, the Conversion Amount (such portion of the Conversion Amount subject to such Alternate Conversion, each, an “Alternate Conversion Amount”) into Ordinary Shares at a conversion price equal to 92% of the lowest VWAP in the ten (10) Trading Days prior to the applicable Alternate Conversion Date (the “Alternate Conversion Price”).

●

The Payee shall have the right, in its sole and absolute discretion, at any time, to convert all or any part of the outstanding amount under this Note into fully paid and non-assessable shares of K Wave’s ordinary shares, par value $0.001 per share, or any sharesof capital stock or other securities of the Maker into which such ordinary shares shall hereafter be changed or reclassified (the “Conversion Shares”) at the conversion price (the “Conversion Price”) as provided herein

●

The Conversion Price shall equal the 85% of the volume weighted average price of the lowest closing price of K Wave’s ordinary shares, par value $0.001 per share during the preceding five (5) Trading Day period ending on the latest complete Trading Dayprior to the conversion date. “Trading Day” shall mean any day on which the Conversion Shares is tradable for any period on Nasdaq,the OTC Pink or on other principal securities exchange, market place, or other securities market on which the Conversion Shares is being traded.